SUBSEQUENT EVENTS (Narrative) (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Mar. 01, 2020
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Subsequent Event [Line Items]
Percentage of ownership by the Company		60.00%	60.00%
CITIC Industrial [Member]
Subsequent Event [Line Items]
Consideration		$ 100,549	¥ 700,000,000
Subsequent Events [Member] | CITIC Industrial [Member] | Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Subsequent Event [Line Items]
Consideration | ¥	¥ 700,000
Shares issued | shares	38,888,888
Percentage of ownership by the Company	60.00%			50.01%